ACQUISITION OF BUSINESSES - Aldo Componentes Eletrônicos LTDA (“Aldo”) (Details) - Aldo Componentes Eletrônicos LTDA - Industrials - USD ($) $ in Millions		12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	35.00%
Cash	$ 104
Voting interest	100.00%
Intangible assets	$ 295
Cash and cash equivalents	59
Inventory, net	48
Deferred tax liabilities recognised as of acquisition date	100
Net Other Liabilities Recognised As Of Acquisition Date	99
Goodwill	$ 421
Revenue of acquiree since acquisition date		$ 228
Profit (loss) of acquiree since acquisition date		4
Revenue of combined entity as if combination occurred at beginning of period		553
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 24
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 623
Equity from the partnership	295
Contingent consideration	328
Non-controlling interest in acquiree recognised at acquisition date	191
Bottom of range | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Contingent consideration	0
Top of range | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 340